PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in defined benefit liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 789,519	R$ 934,128
Balance at the end of the year	554,666	789,519
Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	4,102,059	4,446,092
Current service costs	23,545	29,612
Interest on actuarial liabilities	304,603	318,501
Benefits paid	(228,433)	(219,278)
Member contributions paid	336	346
Actuarial losses (gains) adjusted by experience	(139,370)	(103,871)
Actuarial losses (gains) adjusted by demographic assumptions		(60,449)
Actuarial losses (gains) adjusted by financial assumptions	(595,521)	(308,894)
Balance at the end of the year	3,467,219	4,102,059
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(91,272)	(138,745)
Balance at the end of the year	(26,359)	(91,272)
Post-retirement pension plans | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	2,238,700	2,429,478
Current service costs	2,184	3,036
Interest on actuarial liabilities	160,140	167,991
Benefits paid	(175,863)	(171,177)
Member contributions paid	336	346
Actuarial losses (gains) adjusted by experience	176,664	(70,783)
Actuarial losses (gains) adjusted by demographic assumptions		(8,378)
Actuarial losses (gains) adjusted by financial assumptions	(335,986)	(111,813)
Balance at the end of the year	2,066,175	2,238,700
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	880,791	1,072,873
Balance at the end of the year	581,025	880,791
Post-retirement health plans | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,863,359	2,016,614
Current service costs	21,361	26,576
Interest on actuarial liabilities	144,463	150,510
Benefits paid	(52,570)	(48,101)
Actuarial losses (gains) adjusted by experience	(316,034)	(33,088)
Actuarial losses (gains) adjusted by demographic assumptions		(52,071)
Actuarial losses (gains) adjusted by financial assumptions	(259,535)	(197,081)
Balance at the end of the year	R$ 1,401,044	R$ 1,863,359